Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) from continuing operations	$ (1,877,146)	$ (13,860,995)
Net gain from discontinued operations	38,719	11,562
Net loss	(1,838,427)	(13,849,433)
Adjustments for:
Depreciation and Amortization of fixed and intangible assets	1,556,922	2,619,001
Stock-based compensation	172,655
(Recovery) Provision for and write off of withholding tax receivable	(32,980)	561,277
Provision for expected credit loss on trade and other receivables	184,180	869,519
Provision for obsolete inventories		3,090,282
Impairment loss on fixed assets		1,591,766
Impairment on goodwill	30,467	1,263,040
Finance costs	81,778	584,897
Interest income	(261,041)
Deferred income taxes	(101,998)	874,431
(Gain) Loss from assets disposal	(31,577)	41,965
Gain on disposal of a subsidiary	(3,607)
Changes in operating assets and liabilities:
(Increase) Decrease in trade and other receivables	(90,891)	157,279
Increase in other assets	(1,005,338)	(719,595)
Decrease in inventories	114,223	296,824
(Decrease) Increase in amounts due to related parties	(386,720)	639,807
(Decrease) Increase in Trade and other payables and other current liabilities	(437,966)	1,285,317
Decrease (Increase) in withholding tax receivable	227,903	(374,013)
Increase in provision for employee benefits	13,428	20,774
Net cash used in operating activities	(1,808,989)	(1,046,862)
Cash flows from investing activities
Acquisition of property, plant and equipment	(34,442)	(829,231)
Proceeds from sale of property, plant and equipment	27,805
Acquisition of intangible assets	(114,224)	(217,077)
Disposal of a subsidiary, net of cash disposed	(28,186)
Interest received	283,750
Net cash provided by (used in) investing activities	134,703	(1,046,308)
Cash flows from financing activities
Proceeds from issue of shares		20,867,386
Proceeds from exercise of warrants		506,693
Cash paid for the cancellation of fractional shares		(49,664)
Proceeds from bank borrowings		1,756,738
Repayment of bank borrowings	(252,717)	(1,937,096)
Repayment of related party borrowings	(3,304,787)
Payment of lease liabilities	(877,553)	(1,267,979)
Net cash (used in) generated from financing activities	(4,435,057)	19,876,078
Net (decrease)/increase in cash and cash equivalents, and restricted cash	(6,109,343)	17,782,908
Effect of movements in exchange rates on cash held	(362,280)	16,840
Cash and cash equivalents, and restricted cash at January 1,	21,973,395	8,230,644
Cash and cash equivalents, and restricted cash at June 30,	15,501,772	26,030,392
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries		$ 1,848,000